Research and development expenses	6 Months Ended
Jun. 30, 2019
Research and development expenses
Research and development expenses

14         Research and development expenses

	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Personnel expense	€22,887	€12,284
External research and development expenses	46,780	17,313
Materials and consumables	878	785
Depreciation and amortization	932	220
Other expenses	6,827	3,769
	€78,304	€34,371